Marketable securities - Gross Realized Gains and Losses Related to Marketable Securities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Gain (Loss) on Securities [Line Items]
Total unrealized gain / (loss) on marketable securities	$ 5	$ (6)
Seadrill Partners - Common units - unrealized loss on marketable securities
Gain (Loss) on Securities [Line Items]
Total unrealized gain / (loss) on marketable securities	0	(2)
Archer - unrealized gain / (loss) on marketable securities
Gain (Loss) on Securities [Line Items]
Total unrealized gain / (loss) on marketable securities	$ 5	$ (4)